Schedule of Common Stock Reflected on the Balance Sheet (Details) - Big Cypress Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($) shares
Gross proceeds from IPO	$ 116,150,000
Proceeds allocated to Public Warrants	(6,775,220)
Common stock issuance costs	(5,748,485)
Accretion of carrying value to redemption value	$ 12,523,705
Common stock subject to possible redemption | shares	116,150,000